Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 5,868,433	$ 187,072	$ 5,677,922
Current	1,760,287	56,114	985,925
Non-current	4,108,146	130,958	4,691,997
Total	5,868,433	187,072	5,677,922
Guarantee deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	4,454,816	142,009	4,956,488
Total	4,454,816	142,009	4,956,488
Time deposits with original maturity over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	760,454	24,242	82,680
Total	760,454	24,242	82,680
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	545,940	17,403	513,582
Total	545,940	17,403	513,582
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	107,223	3,418	125,172
Total	$ 107,223	$ 3,418	$ 125,172